Recapitalization - Schedule of Common Stock Issued (Details) - shares	Mar. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
PIPE subscription	588,235	588,235
Business Combination Class A common stock	8,001,930	8,001,930
Legacy Montana Shares	45,821,482	45,821,482
Class A and B Common Stock immediately after the Business Combination	53,823,412	53,823,412
Less: Redemption of XPDB Class A common stock	(10,381,983)	(10,381,983)
Class A common stock of XPDB	226,195	226,195
Class A Common Stock [Member]
Class of Stock [Line Items]
XPDB Class A common stock, outstanding prior to the Business Combination	10,608,178	10,608,178
Class B Common Stock [Member]
Class of Stock [Line Items]
XPDB Class A common stock, outstanding prior to the Business Combination	7,187,500	7,187,500